Trade Accounts and Other Payables	12 Months Ended
Dec. 31, 2015
Trade Accounts and Other Payables [Abstract]
Trade Accounts and Other Payables
9.	Trade Accounts and Other Payables:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014
Creditors	5,710	184
Insurances	162	3
Other	107	77
Total	5,979	264